TAX ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 85	$ 15
Accumulated tax loss carryforward	$ 371
Israel [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate	23.00%
Net operating losses	$ 393